Acquisitions, disposal of controlling interest, goodwill and intangible assets (Details 3) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended				3 Months Ended				0 Months Ended	4 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Mar. 31, 2012 China Vax	Dec. 31, 2012 Vaccine reporting unit USD ($)	Dec. 31, 2012 Vaccine reporting unit CNY	Dec. 31, 2011 Vaccine reporting unit USD ($)	Dec. 31, 2010 Vaccine reporting unit USD ($)	Jun. 30, 2011 Jiangsu Quanyi CNY	Dec. 31, 2011 Jiangsu Quanyi	Dec. 31, 2009 Jiangsu Quanyi	Dec. 31, 2012 Jiangsu Quanyi China Vax	Jan. 24, 2011 Jiangsu Quanyi Human use rabies vaccines CNY	Oct. 31, 2008 Jiangsu Quanyi Human use rabies vaccines item	Dec. 31, 2012 Jiangsu Quanyi Human use rabies vaccines USD ($)	Dec. 31, 2012 Jiangsu Quanyi Human use rabies vaccines CNY	Dec. 31, 2009 Jiangsu Quanyi Human use rabies vaccines CNY	May 31, 2010 Jiangsu Quanyi Human use rabies vaccines CNY	Dec. 31, 2009 Jiangsu Quanyi Vaccine reporting unit CNY	Dec. 31, 2012 China Vax acquisition USD ($)	Dec. 31, 2012 China Vax acquisition As previously reported USD ($)	Dec. 31, 2012 China Vax acquisition Adjustment USD ($)	Dec. 31, 2012 China Vax acquisition Adjustment CNY
Goodwill
Gross goodwill, balance at the beginning of the period	$ 62,011	386,334		386,334
Accumulated impairment losses, balance at the beginning of the period	(12,263)	(76,398)		(76,398)
Net goodwill, balance at the beginning of the year	49,748	309,936		309,936
Impairment loss	(4,063)	(25,316)	0	0	0	0		(4,063)	(25,316)	0	0											(76,398)
Gross goodwill, balance at the end of the period	62,011	386,334	62,011	386,334		386,334
Accumulated impairment losses, balance at the end of the period	(16,326)	(101,714)	(12,263)	(76,398)		(76,398)
Net goodwill, balance at the end of the year	45,685	284,620	49,748	309,936		309,936
Additional ownership interest acquired (as a percent)							100.00%					37.50%	15.00%	15.00%	15.00%
Number of batches of human use rabies vaccines manufactured with quality problems																	4
Period for which employees are prohibited to engage in the production and marketing of pharmaceutical products																				10 years
Accrual for aggregate amount payable attributable to product quality problems																		808	5,034	50,300
Accrual for penalty levied by Changzhou Food and Drug Administration																				25,638	25,638
Accrual for cost of patient re-vaccinations																				23,034	23,034
Accrual for penalty levied by the People's Court of Tianning district																				1,628
Penalty and cost for re-vaccinations paid																		7,266	45,266
Impairment loss on goodwill	4,063	25,316	0	0	0	0		4,063	25,316	0	0											76,398
Amount of penalty imposed by Intermediate People's Court of Changzhou City, Jiangsu Province on final judgment																3,000
Receipts under the settlement agreement												50,000
Business acquisition consideration payable																								4,511	(2,481)	(15,650)
Amount of consideration agreed to be paid by the entity																							$ 2,030